UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Officer
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     November 1, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $985,161 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      268     2902 SH       SOLE                     2853        0       49
AUTOMATIC DATA PROCESSING IN   COM              053015103      235     4000 SH       SOLE                     4000        0        0
BECTON DICKINSON & CO          COM              075887109    44977   572513 SH       SOLE                   475932        0    96581
BERKLEY W R CORP               COM              084423102    36427   971636 SH       SOLE                   824922        0   146714
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      450     5100 SH       SOLE                     4500        0      600
CAMPBELL SOUP CO               COM              134429109    47235  1356548 SH       SOLE                  1122341        0   234207
CHEVRON CORP NEW               COM              166764100      291     2500 SH       SOLE                     2500        0        0
CVS CAREMARK CORPORATION       COM              126650100    31602   652669 SH       SOLE                   567486        0    85183
DORCHESTER MINERALS LP         COM UNIT         25820R105      254    11514 SH       SOLE                        0        0    11514
ENTERPRISE PRODS PARTNERS L    COM              293792107      351     6555 SH       SOLE                     6022        0      533
EXELON CORP                    COM              30161N101    56636  1591782 SH       SOLE                  1332298        0   259484
EXXON MOBIL CORP               COM              30231G102    21184   231645 SH       SOLE                   183255        0    48390
FRANCE TELECOM                 SPONSORED ADR    35177Q105    15669  1282253 SH       SOLE                  1018579        0   263674
JOHNSON & JOHNSON              COM              478160104    52309   759090 SH       SOLE                   630067        0   129023
KRAFT FOODS INC                CL A             50075N104      265     6401 SH       SOLE                     6231        0      170
MEDTRONIC INC                  COM              585055106    52672  1221511 SH       SOLE                  1003526        0   217985
MICROSOFT CORP                 COM              594918104    55731  1872672 SH       SOLE                  1562115        0   310557
MOLSON COORS BREWING CO        CL B             60871R209    53344  1184103 SH       SOLE                   994870        0   189233
NEWMONT MINING CORP            COM              651639106    49158   877579 SH       SOLE                   757097        0   120482
NOVARTIS A G                   SPONSORED ADR    66987V109    76743  1252746 SH       SOLE                  1053200        0   199546
PAYCHEX INC                    COM              704326107    39598  1189498 SH       SOLE                   998879        0   190619
PEOPLES UNITED FINANCIAL INC   COM              712704105    26299  2166333 SH       SOLE                  1813483        0   352850
PFIZER INC                     COM              717081103      317    12743 SH       SOLE                    12545        0      198
PROCTER & GAMBLE CO            COM              742718109    54977   792635 SH       SOLE                   672479        0   120156
SPECTRA ENERGY CORP            COM              847560109    26055   887427 SH       SOLE                   749686        0   137741
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104    82370  5419069 SH       SOLE                  4521922        0   897147
SYSCO CORP                     COM              871829107    54518  1743463 SH       SOLE                  1446672        0   296791
TOTAL S A                      SPONSORED ADR    89151E109    50165  1001307 SH       SOLE                   838312        0   162995
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      454    32335 SH       SOLE                     9312        0    23023
WAL-MART STORES INC            COM              931142103      386     5226 SH       SOLE                     4474        0      752
WESTERN UN CO                  COM              959802109    43405  2382248 SH       SOLE                  1996497        0   385751
WEYERHAEUSER CO                COM              962166104      213     8159 SH       SOLE                     6284        0     1875
XYLEM INC                      COM              98419M100    10603   421595 SH       SOLE                   344345        0    77250